COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - 12 months ended Mar. 31, 2016	USD ($) d shares	EUR (€) d shares
Commitments And Contingencies 1 | shares	16,035,026	16,035,026
Commitments And Contingencies 2	4.00%	4.00%
Commitments And Contingencies 3	$ 499,000
Commitments And Contingencies 4	1,065,000
Commitments And Contingencies 5	1,389,000
Commitments And Contingencies 6	586,000
Commitments And Contingencies 7	$ 5,191,368
Commitments And Contingencies 8 | d	30	30
Commitments And Contingencies 9	$ 274,000
Commitments And Contingencies 10	120,448
Commitments And Contingencies 11	274,000
Commitments And Contingencies 12	300,000
Commitments And Contingencies 13	1,937,817
Commitments And Contingencies 14	2,928,289
Commitments And Contingencies 15	225,000
Commitments And Contingencies 16 | €		€ 57,000
Commitments And Contingencies 17	$ 2,000,000